Costs (Details 1) - EUR (€) € in Millions	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Operating Expenses [Line Items]
Minimum lease payments payable under non-cancellable operating lease	€ 3,953	[1]	€ 4,532	€ 2,418
Not later than one year [member]
Disclosure Of Operating Expenses [Line Items]
Minimum lease payments payable under non-cancellable operating lease	776	[1]	883	593
Later than one year and not later than five years [member]
Disclosure Of Operating Expenses [Line Items]
Minimum lease payments payable under non-cancellable operating lease	1,653		1,710	1,040
Later than five years [member]
Disclosure Of Operating Expenses [Line Items]
Minimum lease payments payable under non-cancellable operating lease	€ 1,524	[1]	€ 1,939	€ 785

[1]	There are no significant restrictions provided by these operating leases which limit the ability of the Company to pay dividend, use assets or to take on new borrowings.